The Glenmede Fund, Inc.

The Glenmede Portfolios

Muni Intermediate Portfolio (GTCMX)

Short Term Tax Aware Fixed Income Portfolio (GTAWX)

Supplement dated March 26, 2020 to the

Prospectus dated February 28, 2020

Effective immediately, Robert M. Daly and J. Douglas Wilson have replaced Michael C. Crow as the portfolio managers of the Muni Intermediate Portfolio and Short Term Tax Aware Fixed Income Portfolio. Accordingly, effective immediately, the prospectus is revised as follows:

The sub-section entitled “Portfolio Manager” of the “Summary Section” of the Muni Intermediate Portfolio on page 10 of the prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers: Robert M. Daly, Director of Fixed Income of the Advisor, and J. Douglas Wilson, Portfolio Manager of the Advisor, have managed the Portfolio since March 2020.

The sub-section entitled “Portfolio Manager” of the “Summary Section” of the Short Term Tax Aware Fixed Income Portfolio on page 19 of the prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers: Robert M. Daly, Director of Fixed Income of the Advisor, and J. Douglas Wilson, Portfolio Manager of the Advisor, have managed the Portfolio since March 2020.

In the sub-section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” on pages 31-33 of the prospectus, the following information replaces the information about the portfolio management of the Muni Intermediate Portfolio and the Short Term Tax Aware Fixed Income Portfolio contained on page 33 of the prospectus:

Robert M. Daly, Director of Fixed Income of the Advisor, and J. Douglas Wilson, Portfolio Manager of the Advisor, are primarily responsible for the management of the Muni Intermediate Portfolio and the Short Term Tax Aware Fixed Income Portfolio. Messrs. Daly and Wilson have been responsible for the management of the Muni Intermediate Portfolio and the Short Term Tax Aware Fixed Income Portfolio since March 2020. Mr. Daly has been employed by the Advisor and the Glenmede Trust as the Director of Fixed Income since September 2018. Prior to that time, Mr. Daly served as a senior portfolio manager for U.S. and global fixed income strategies at BlackRock Financial Management, Inc. Mr. Wilson has been employed by the Advisor since September 2011. Prior to that time, Mr. Wilson served as a bond trader for AllianceBernstein Holding L.P.

Please retain this Supplement for future reference.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Supplement dated March 26, 2020 to the

Statement of Additional Information (“SAI”) dated February 28, 2020

Effective immediately, Robert M. Daly and J. Douglas Wilson have replaced Michael C. Crow as the portfolio managers of the Muni Intermediate Portfolio and Short Term Tax Aware Fixed Income Portfolio. Accordingly, effective immediately, all references to Michael C. Crow are hereby removed and the SAI is revised as follows:

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on pages 54-55 of the SAI, the information in the table setting forth the dollar range of equity securities beneficially owned by the portfolio manager of the Muni Intermediate Portfolio and Short Term Tax Aware Fixed Income Portfolio is hereby deleted and replaced with the following:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Muni Intermediate Portfolio
Robert M. Daly*	None
J. Douglas Wilson*	None

Short Term Tax Aware Fixed Income Portfolio
Robert M. Daly*	None
J. Douglas Wilson*	None

* The dollar range of equity securities beneficially owned by each of Mr. Daly and Mr. Wilson in the Muni Intermediate Portfolio and Short Term Tax Aware Fixed Income Portfolio is as of March 1, 2020.

Please retain this Supplement for future reference.